Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables and accrued expenses
Schedule of accrued expenses

	As of
In CHF thousands	June 30, 2024	December 31, 2023
Accrued expenses	11,895	11,087
Total accrued expenses	11,895	11,087